INCORPORATION AND GOING CONCERN (Details)				12 Months Ended
	Aug. 22, 2019 USD ($)	Jan. 14, 2019 $ / shares	Sep. 18, 2018	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Going concern and uncertainty
Cash on hand				$ 5,292,833	$ 9,242,809	$ 17,507,157	$ 22,954,571
Aggregate gross proceeds from registered direct offering				$ 10,000,000
Conversion of stock split ratio			0.01
Nasdaq notification for non-compliance
Going concern and uncertainty
Minimum bid price requirement | $ / shares		$ 1.00
Grace period to regain compliance	180 days	180 days
Minimum market value requirement	$ 35,000,000